Marketable Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, amortized cost basis	$ 26,130	$ 13,168
Held-to-maturity securities, net carrying amount	26,130	13,168
Held-to-maturity securities, fair value	26,131	13,166
Held-to-maturity securities, gross unrealized holding gains	2	0
Held-to-maturity securities, gross unrealized holding losses	$ 1	$ 2
Minimum
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, contractual maturity period	1 month	5 months
Maximum
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, contractual maturity period	11 months	8 months